Accrued Expenses and Other Liabilities - Summary of Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities and Other Liabilities [Abstract]
Accrued compensation	$ 10,185	$ 16,738	$ 13,734
Indirect taxes	1,891	2,571	1,875
Professional service fees	1,564	500	569
Cloud service fees	965	994	1,735
Accrued partner expenses	876	1,253	1,117
Income taxes payable	281	1,713	1,587
Current portion of capital lease and deferred rent	183	203	247
Other	1,715	2,273	3,864
Accrued expenses and other liabilities	$ 17,660	$ 26,245	$ 24,728